Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Available-for-sale securities, net of allowance for credit losses	$ 240,793	$ 252,761
Loans, net of allowance for credit losses	$ 4,261	$ 4,026
Preferred stock, no par value (in dollars per share)	$ 0	$ 0
Preferred stock, authorized (in shares)	2,000,000	2,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	6,213,141	6,203,141
Common shares, shares outstanding (in shares)	5,756,852	5,793,611
Stock held by deferred compensation plan (in shares)	194,971	172,667
Treasury stock (in shares)	261,318	236,863